Basic and Diluted Net Loss Per Share - Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share [Abstract]
For the computation of basic loss, Weighted number of shares	2,288,278,248	1,322,019,241	1,562,627,495	754,076,407	564,575,967
For the computation of basic loss, Net loss attributable to equity holders of the Company	$ 4,481	$ 7,277	$ 6,415	$ 5,796	$ 8,206
For the computation of diluted loss, Weighted number of shares	2,288,278,248	1,322,019,241	1,562,627,495	754,076,407	564,575,967
For the computation of diluted loss, Net loss attributable to equity holders of the Company	$ 4,481	$ 7,277	$ 6,415	$ 5,796	$ 8,206